Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

8. Leases

The Company leases office spaces and office equipment from various lessors. Some property leases contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. The components of lease cost for the year ended December 31, 2024 and 2023 are summarized below:

	Year ended
	December 31,
	2024	2023
Operating lease cost	218,886	219,308
Finance lease cost	62,453	69,133
Total lease cost	281,339	288,441

Operating lease costs are included under “general and administrative” in the consolidated statements of operations. Finance lease costs are included under “interest expense” in the consolidated statements of operations.

Other information — operating leases

	Year ended
	December 31,
	2024	2023
Weighted-average remaining lease term (in years)	5.00	6.00
Weighted-average discount rate	4.38%	7.5%
Cash paid for amounts included in the measurement of operating lease liabilities	$218,886	$219,308

Right-of-use assets obtained in exchange for operating lease liabilities for the year ended December 31, 2024 and 2023 were $144,978 and $118,371, respectively.

The following table reconciles the future undiscounted cash flows of operating leases to the operating and finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2024:

	Operating	Finance
Period range	leases	leases
0 – 1 years	$153,584	$152,970
1 – 2 years	156,715	26,684
2 – 3 years	156,999	26,684
3 – 4 years	160,128	2,224
4 – 5 years	160,412	—
After 5 years	13,368	—
Total undiscounted lease payments	801,206	208,562
Less: imputed interest	(88,206)	(18,722)
Total lease liabilities	713,000	189,840
Less current portion	(114,507)	(140,796)
Noncurrent portion	$598,493	$49,044